INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning of the year	$ 4,726,411	$ 3,848,878
Change in valuation account	3,129,639	877,533
End of the year	$ 7,856,050	$ 4,726,411